Horizon Active Income Fund
Schedule of Investments
August 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
First Trust TCW Opportunistic Fixed Income ETF (a)(c)	262,134	$11,727,875
Hartford Total Return Bond ETF (a)	337,391	11,653,485
iShares 10+ Year Investment Grade Corporate Bond ETF (a)	181,060	9,483,923
iShares 1-3 Year Treasury Bond ETF	497	41,152
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	52,435
iShares 20+ Year Treasury Bond ETF	72,996	7,043,384
iShares 7-10 Year Treasury Bond ETF	1,627	157,933
iShares iBoxx Investment Grade Corporate Bond ETF (a)	1,428	158,808
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	354	32,603
iShares TIPS Bond ETF	85,184	9,273,982
Janus Henderson AAA CLO ETF	1,011	51,470
Janus Henderson B-BBB CLO ETF	213	10,433
Janus Henderson Mortgage-Backed Securities ETF (a)	408,049	18,880,427
PIMCO Active Bond Exchange-Traded Fund	124,550	11,674,071
PIMCO Multi Sector Bond Active ETF	88,441	2,333,074
Simplify MBS ETF (a)	89,984	4,616,179
SPDR Blackstone High Income ETF	120,693	3,442,164
SPDR Blackstone Senior Loan ETF	1,222	51,141
SPDR Doubleline Total Return Tactical ETF (a)	628,225	25,794,919
SPDR Portfolio High Yield Bond ETF	195,219	4,646,212
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	52,753
SPDR Portfolio Long Term Treasury ETF	2,992	85,511
SPDR Portfolio Short Term Corporate Bond ETF	1,455,364	43,864,671
VanEck Fallen Angel High Yield Bond ETF	961,093	28,015,861
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	40,598
Vanguard Total International Bond ETF	513,161	25,534,891
Xtrackers USD High Yield Corporate Bond ETF	417,782	15,240,687
TOTAL EXCHANGE TRADED FUNDS (Cost $229,249,181)		233,960,642

SHORT-TERM INVESTMENTS - 14.3%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 14.1%
First American Government Obligations Fund - Class X, 5.14% (b)	33,155,782	33,155,782

Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 5.18% (b)	379,775	379,775
TOTAL SHORT-TERM INVESTMENTS (Cost $33,535,557)		33,535,557

TOTAL INVESTMENTS - 114.2% (Cost $262,784,738)		267,496,199
Liabilities in Excess of Other Assets - (14.2)%		(33,283,273)
TOTAL NET ASSETS - 100.0%		$234,212,926

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $32,307,175 which represented 13.8% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	All or portion of the security is segregated as collateral at the broker on August 31, 2024. The value of the securities segregated as collateral is $3,355,500, which is 1.43% of total net assets.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Active Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$233,960,642	$–	$–	$233,960,642
Investments Purchased with Proceeds from Securities Lending	33,155,782	–	–	33,155,782
Money Market Funds	379,775	–	–	379,775
Total Investments	$267,496,199	$–	$–	$267,496,199

Refer to the Schedule of Investments for further disaggregation of investment categories.